NOTES PAYABLE (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2010
Debt Instrument, Unamortized Discount	$ 298,417	$ 0
California United Bank [Member] | Promissory Note One [Member]
Debt Instrument, Face Amount			500,000
Debt Instrument, Interest Rate, Stated Percentage			5.75%
California United Bank [Member] | Promissory Note Two [Member]
Debt Instrument, Face Amount	1,250,000	1,250,000	1,250,000
Debt Instrument, Interest Rate, Stated Percentage	7.25%		7.25%
Debt Instrument, Maturity Date	Mar. 05, 2014
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member]
Debt Instrument, Face Amount	1,500,000
Debt Instrument Increase Additional Borrowings	1,850,000
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member] | Maximum [Member]
Debt Instrument Increase Additional Borrowings	7,000,000
TCA Global Credit Master Fund, LP [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member] | Second Amendment [Member]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Debt Instrument, Outstanding Amount	2,210,798
Debt Instrument, Fee Amount	330,000
Debt Instrument, Increase, Accrued Interest	25,431
Amortization of Debt Discount (Premium)	330,000
Debt Instrument, Unamortized Discount	298,417
Debt Instrument, Frequency of Periodic Payment	monthly
Debt Instrument, Date of First Required Payment	Mar. 31, 2014
Debt Instrument Maturity Period	October2014
Colgan Financial Group, Inc [Member] | Loan and Security Agreement [Member] | Promissory Note [Member]
Debt Instrument, Face Amount	$ 600,000
Debt Instrument, Interest Rate, Stated Percentage	2.50%